EVENTS AFTER THE BALANCE SHEET DATE (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Estimated restructuring provision to be recognised		SFr 2.9	SFr 4.7
Restructuring obligations
Disclosure of non-adjusting events after reporting period [line items]
Estimated restructuring provision to be recognised		SFr 2.9	SFr 4.7
Announcing or commencing implementation of major restructuring [member] | Restructuring obligations | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Estimated restructuring provision to be recognised	SFr 26.0